Long-Term Debt - Yorkville Pre-paid Advance (Details) - Yorkville Pre-paid Advance - USD ($)		3 Months Ended	9 Months Ended
	Mar. 04, 2024	Sep. 30, 2024	Sep. 30, 2024
Debt Instrument [Line Items]
Pre-paid advance agreement, term	15 months
Debt instrument, interest rate, stated percentage	6.00%
Interest increase upon default	18.00%
Issuance of common stock (in shares)	1,000,000
Debt fee amount	$ 975,000
Commitment fee	$ 375,000
Original issue discount	6.00%
Structuring fee		$ 0	$ 20,000
Derivative liability		5,874,434	5,874,434
Unamortized discount		5,120,900	5,120,900
Outstanding amount		2,980,159	2,980,159
Interest payable		24,744	24,744
Interest expense		$ 1,244,332	$ 2,431,398
Yorkville
Debt Instrument [Line Items]
Pre-paid advance agreement	$ 10,000,000